SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES (Details) - Youlife International Holdings Inc [Member]	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Weighted average remaining lease term (years)	5 years 2 months 12 days	6 years 5 months 15 days
Weighted average discount rate	4.78%	4.59%